UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22741

Investment Company Act File Number

CMBS Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

CMBS Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 81.1%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$226	$226,822
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	250	292,000
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(2)	1,309	1,378,224
BACM, Series 2006-6, Class A4, 5.356%, 10/10/45	1,000	1,049,070
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	500	530,597
CDCMT, Series 2006-CD2, Class A4, 5.303%, 1/15/46(2)	1,241	1,274,586
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	1,144	1,195,324
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	24	25,746
COMM, Series 2014-KYO, Class D, 2.173%, 6/11/27(1)(3)	600	597,392
CSMC, Series 2006-C3, Class A3, 5.806%, 6/15/38(2)	937	975,598
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	890	910,728
ESA, Series 2013-ESH5, Class D5, 4.093%, 12/5/31(1)(2)	1,000	1,011,971
GECMC, Series 2005-C3, Class A7A, 4.974%, 7/10/45(2)	500	504,594
JPMCC, Series 2005-LDP5, Class A4, 5.228%, 12/15/44(2)	1,372	1,396,556
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(2)	867	886,006
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	242	253,357
JPMCC, Series 2006-LDP7, Class A4, 5.876%, 4/15/45(2)	1,000	1,042,083
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	641	674,082
JPMCC, Series 2006-LDP9, Class A3, 5.336%, 5/15/47	1,312	1,392,895
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	975	997,537
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	1,272	1,347,775
MLMT, Series 2005-LC1, Class A4, 5.291%, 1/12/44(2)	882	904,386
MOTEL, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	450	449,551
MSC, Series 2006-HQ8, Class A4, 5.413%, 3/12/44(2)	942	963,273
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	407	430,193
MSC, Series 2007-IQ15, Class A4, 5.907%, 6/11/49(2)	1,203	1,311,136
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(2)	858	879,584
WBCMT, Series 2006-C24, Class A3, 5.558%, 3/15/45(2)	1,015	1,049,375
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(2)	1,165	1,220,816
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	960	1,014,082
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	1,248	1,320,446

Total Commercial Mortgage-Backed Securities (identified cost $27,778,223)		$27,505,785

Asset-Backed Securities — 9.7%

Security	Principal Amount (000’s omitted)	Value
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(1)(3)	$650	$637,591
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(1)(3)	100	97,929
ARP, Series 2014-SFR1, Class C, 2.518%, 9/17/31(1)(3)	700	700,344
CAH, Series 2014-1A, Class D, 2.40%, 5/17/31(1)(3)	500	491,400
DEFT, Series 2014-1, Class C, 1.80%, 6/22/20(1)	100	100,322
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(1)	131	129,386
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.768%, 6/17/31(1)(3)	1,140	1,141,619

Total Asset-Backed Securities (identified cost $3,314,700)		$3,298,591

Short-Term Investments — 8.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(4)	$2,999	$2,999,105

Total Short-Term Investments (identified cost $2,999,105)		$2,999,105

Total Investments — 99.7% (identified cost $34,092,028)		$33,803,481

Other Assets, Less Liabilities — 0.3%		$92,927

Net Assets — 100.0%		$33,896,408

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ACRE	-	Americold LLC Trust

AH4R	-	American Homes 4 Rent

ARP	-	American Residential Properties Trust

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CAH	-	Colony American Homes

CDCMT	-	CD Commercial Mortgage Trust

COMM	-	Commercial Mortgage Trust

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DEFT	-	Dell Equipment Finance Trust

ESA	-	Extended Stay America Trust

GECMC	-	General Electric Commercial Mortgage Corp.

HGVT	-	Hilton Grand Vacations Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MOTEL	-	Motel 6 Trust

MSC	-	Morgan Stanley Capital I Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $6,787,055 or 20.0% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $984.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,305,635

Gross unrealized appreciation	$8,430
Gross unrealized depreciation	(1,510,584)

Net unrealized depreciation	$(1,502,154)

The Portfolio did not have any open financial instruments at January 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$27,505,785	$—	$27,505,785
Asset-Backed Securities	—	3,298,591	—	3,298,591
Short-Term Investments	—	2,999,105	—	2,999,105
Total Investments	$—	$33,803,481	$—	$33,803,481

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMBS Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015